Condensed Consolidated Statement of Cash Flows - Free Share X-Change Limited (Anguilla) [Member] - USD ($)	6 Months Ended			12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (94,734)		$ 49,870	$ (189,531)	$ (269)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,807	$ 5,492		5,500
Changes in operating assets and liabilities:
Other receivable and prepayment	1,998		(12,000)	(2,603)
Other payables and accrued liabilities	126,928		(194)	151,207	2,110
Account receivable	552			(672)
Deferred revenue	(47,750)			86,250
Net cash generated from/(used in) operating activities	(8,199)		37,676	50,151	(270)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant and equipment				(47,618)
Investing in subsidiaries			1
Net cash used in investing activities			1	(47,618)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of share capital				14	1
Net cash provided by financing activities				14	1
Effect of exchange rate changes on cash and cash equivalents	5,629		97	3,544	2,366
Net increase in cash and cash equivalents	(2,570)		37,774	6,091	2,097
Cash and cash equivalents, beginning of year	8,188	39,949	2,097	2,097
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 5,618	$ 8,188	$ 39,949	$ 8,188	$ 2,097